Debt (Details) - Schedule of Interest Expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Interest Expense [Abstract]
Amended and restated notes stated interest					$ 1,626,890	$ 1,804,477
Amortization of debt discount on amended and restated notes						6,635,147
Related party short-term loans					560,400
2023 Convertible Notes commitment fee					480,000
2023 Convertible Notes interest expense	$ 720,000		$ 1,440,000		146,667
Other	$ 3,391		$ 6,782		4,521	63
Total interest expense					$ 2,818,478	$ 8,439,687